Basis of preparation of the consolidated financial statements (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Income tax credit	$ 601,213	$ 341,632
Property plant and equipment	1,617,870,189	1,652,681,399
Intangible assets	$ 30,716,177	34,746,516
Costanera S. A. [Member]
IfrsStatementLineItems [Line Items]
Gain from bargain purchase		74,224,191
Empresas Verdes Argentina S. A [Member]
IfrsStatementLineItems [Line Items]
Gain from bargain purchase		83,970,976
Forestal Argentina S. A. [Member]
IfrsStatementLineItems [Line Items]
Gain from bargain purchase			$ 82,557,008
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rates	11.30%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rates	11.50%
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	5 to 50 years
Wind Turbines And Solar Farm Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	20 years
Lands [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	Lands are not depreciated
Material And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	based on the useful life of related machinery and equipment to be replaced
Fixtures And Fitting [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	5 to 10 years
Other Property Plant And Equipments [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	3 to 5 years
Gas Turbines And Consctruction In Progress [Member]
IfrsStatementLineItems [Line Items]
Estimated Useful Lives	they are not depreciated until they are in conditions of being used
Terminal Six San Lorenzo Cogeneration Unit [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	$ 36,562,127
Property plant and equipment	419,662,013
Thermoelectrical Station Brigadier Lopez [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	164,247,758
Excess of book value over recoverable value	16,995,375
Impairment of property plant equipment	15,805,843
Impairment of intangible assets	1,189,532
Intangible assets	12,361,125
Lujande Cuyo [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	1,268,133
Property plant and equipment	49,978,768
Costanera [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	4,765,070
Property plant and equipment	6,293,378
Manque Wind Farm [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	74,222,919
Excess of book value over recoverable value	4,493,586
Impairment of property plant equipment	4,491,660
Impairment of intangible assets	1,926
Intangible assets	31,828
La Genoveva Wind Farm [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	103,483,302
Excess of book value over recoverable value	25,427,369
Impairment of property plant equipment	25,279,772
Impairment of intangible assets	147,597
Intangible assets	604,194
Gas Turbines [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal of property plant equipment	12,569,809
Property plant and equipment	22,049,562	$ 34,619,371
Property plant and equipments	$ 22,049,558